Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of goods recognized from continuing operations	¥ 7,760	¥ 7,346	¥ 4,436
Inventory valuation losses recognized from continuing operations	¥ 369	¥ 276	¥ 510